Capital and Reserves - Reconciliation of Movement in Total Equity - Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	£ 61,026	£ 8,406	£ 5,032	£ 5,814
Share Premium Account
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	87	82	78	74
Capital Redemption Reserve
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	101	101	101	101
Merger Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	26,414	3,748	3,748	3,748
Share Premium, Capital Redemption and Merger Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	£ 26,602	£ 3,931	£ 3,927	£ 3,923